Description of Business (Details) - Schedule of Consolidated Financial Statements Reflect the Activities	12 Months Ended
Dec. 31, 2023
TAG International Limited (“TIL”) [Member]
Schedule of Consolidated Financial Statements Reflect the Activities [Line Items]
Background	British Virgin Islands company Incorporated on October 25, 2021 Issued and outstanding 1 ordinary share at $1 par value Investment holding
Ownership	100% owned by AGBA
TAG Asset Partners Limited (“TAP”) [Member]
Schedule of Consolidated Financial Statements Reflect the Activities [Line Items]
Background	British Virgin Islands company Incorporated on October 25, 2021 Issued and outstanding 1 ordinary share at $1 par value Investment holding
Ownership	100% owned by TIL
OnePlatform International Limited (“OIL”) [Member]
Schedule of Consolidated Financial Statements Reflect the Activities [Line Items]
Background	Hong Kong company Incorporated on November 2, 2021 Issued and outstanding 100 ordinary shares for HK$100 ($13) Investment holding
Ownership	100% owned by TAP
TAG Asia Capital Holdings Limited (“TAC”) [Member]
Schedule of Consolidated Financial Statements Reflect the Activities [Line Items]
Background	British Virgin Islands company Incorporated on October 26, 2015 Issued and outstanding 50,000 ordinary shares at $1 par value Investment holding
Ownership	100% owned by AGBA
OnePlatform Wealth Management Limited (“OWM”) [Member]
Schedule of Consolidated Financial Statements Reflect the Activities [Line Items]
Background	Hong Kong company Incorporated on February 5, 2003 Issued and outstanding 240,764,705 ordinary shares for HK$120,851,790 ($15,493,819) Provision of insurance and mandatory provident fund schemes brokerage services
Ownership	99.89% owned by OIL
OnePlatform International Property Limited (“OIP”) [Member]
Schedule of Consolidated Financial Statements Reflect the Activities [Line Items]
Background	Hong Kong company Incorporated on May 21, 2014 Issued and outstanding 30,001,200 ordinary shares for HK$30,001,200 ($3,846,308) Provision of overseas real estate brokerage services
Ownership	100% owned by OIL
OnePlatform Asset Management Limited (“OAM”) [Member]
Schedule of Consolidated Financial Statements Reflect the Activities [Line Items]
Background	Hong Kong company Incorporated on November 24, 1999 Issued and outstanding 264,160,000 ordinary shares for HK$272,000,000 ($34,871,795) Licensed by the Securities and Futures Commission of Hong Kong Provision of investment advisory, funds dealing, introducing broker, and asset management services
Ownership	100% owned by OIL
Kerberos (Nominee) Limited (“KNL”) [Member]
Schedule of Consolidated Financial Statements Reflect the Activities [Line Items]
Background	Hong Kong company Incorporated on April 20, 2007 Issued and outstanding 1 ordinary share for HK$1 Provision of escrow services
Ownership	100% owned by OAM
Maxthree Limited (“Maxthree”) [Member]
Schedule of Consolidated Financial Statements Reflect the Activities [Line Items]
Background	British Virgin Islands company Incorporated on April 12, 2006 Issued and outstanding 1 ordinary share at $1 par value Investment holding
Ownership	100% owned by OIL
OnePlatform Credit Limited (“OCL”) [Member]
Schedule of Consolidated Financial Statements Reflect the Activities [Line Items]
Background	Hong Kong company Incorporated on August 6, 1982 Issued and outstanding 169,107,379 ordinary shares for HK$169,107,379 ($21,680,433) Registered under the Hong Kong Money Lenders Ordinance Provision of money lending services
Ownership	100% owned by Maxthree
Hong Kong Credit Corporation Limited (“HKCC”) [Member]
Schedule of Consolidated Financial Statements Reflect the Activities [Line Items]
Background	Hong Kong company Incorporated on March 16, 1982 Issued and outstanding 139,007,381 ordinary shares for HK$139,007,381 ($17,821,459) Registered under the Hong Kong Money Lenders Ordinance Provision of money lending services
Ownership	100% owned by OCL
Trendy Reach Holdings Limited (“TRHL”) [Member]
Schedule of Consolidated Financial Statements Reflect the Activities [Line Items]
Background	British Virgin Islands company Incorporated on October 5, 2015 Issued and outstanding 1 ordinary share at HK$1 Investment holding
Ownership	100% owned by Maxthree
Profit Vision Limited (“PVL”) [Member]
Schedule of Consolidated Financial Statements Reflect the Activities [Line Items]
Background	Hong Kong company Incorporated on October 9, 2015 Issued and outstanding 1 ordinary share for HK$1 Property investment holding
Ownership	100% owned by TRHL
TAG Technologies Limited (“TAGTL”) [Member]
Schedule of Consolidated Financial Statements Reflect the Activities [Line Items]
Background	British Virgin Islands company Incorporated on October 23, 2015 Issued and outstanding 1 ordinary share at $1 par value Investment in financial technology business
Ownership	100% owned by TAC
AGBA Group Limited (“AGL”) [Member]
Schedule of Consolidated Financial Statements Reflect the Activities [Line Items]
Background	Hong Kong company Incorporated on November 28, 2019 Issued and outstanding 10,000 ordinary shares for HK$10,000 ($1,282) Operating as cost center for the Company
Ownership	100% owned by TAGTL
Tandem Fintech Limited (“TFL”) [Member]
Schedule of Consolidated Financial Statements Reflect the Activities [Line Items]
Background	Hong Kong company Incorporated on October 6, 2017 Issued and outstanding 9,000,000 ordinary shares for HK$9,000,000 ($1,153,846) Operating an online insurance comparison platform
Ownership	100% owned by TAC
AGBA Innovation Limited (“AGBA Innovation”) [Member]
Schedule of Consolidated Financial Statements Reflect the Activities [Line Items]
Background	Hong Kong company Incorporated on February 26, 2016 Issued and outstanding 1 ordinary share for HK$1 No operations since inception
Ownership	100% owned by OIL
FinLiving Limited (“FLL”) [Member]
Schedule of Consolidated Financial Statements Reflect the Activities [Line Items]
Background	Hong Kong company Incorporated on September 14, 2021 Issued and outstanding 100 ordinary shares for HK$100 ($13) No operations since inception
Ownership	100% owned by AGBA Innovation